Related party transactions (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Disclosure of transactions between related parties [line items]
Office salaries and benefits	$ 791,409	$ 899,864	$ 2,696,635	$ 2,725,049
Right-of-use assets	1,180,830		1,180,830		$ 2,414,593
Lease liability	1,338,267		1,338,267		2,641,794	$ 2,415,549
Montana Strategies Inc.
Disclosure of transactions between related parties [line items]
Office salaries and benefits				23,733
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Research and Development	65,962	$ 22,418	1,646,738	$ 150,113
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets	1,004,941		1,004,941		1,270,955
Lease liability	$ 1,153,176		$ 1,153,176		$ 1,395,732